LEASE LIABILITIES Rent Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Short-term leases	$ 2,298
Leases of low value assets	70
Variable lease payments	1,025
Rent expense relating to payments not included in the measurements of lease liabilities	$ 3,393